Prepaid Expenses and Other Current Assets (Details)						6 Months Ended
		Oct. 18, 2023 USD ($)	Oct. 18, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2023 USD ($)
Prepaid Expenses and Other Current Assets [Line Items]
Purchase contract payment				$ 27,700	¥ 200,000
Advance payment		$ 3,200,000	¥ 23,200,000
Equity transfer agreement percentage		5.00%	5.00%			100.00%
Contingent asset	[1]					$ 647,040			$ 947,178
Fair value change						(310,667)
Repayment of debt						692,492
Changzhou Sixun [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Contingent asset						958,955		¥ 6,900,000	$ 647,040
Fair value change						$ (310,667)

[1]	In the acquisition of Changzhou Sixun, the Sellers (as defined in Note 3) undertakes that if Changzhou Sixun and its subsidiary fail to meet the specific performance indicators as stated in the equity transfer agreement by 100% in each fiscal year 2023 to 2025, the Sellers shall pay the Company for a certain amount based on the uncompleted portion in the respective fiscal year 2023 to 2025. As of September 30, 2023, the Company recognized RMB6.9 million ($958,955) in contingent asset for the contingent consideration. On March 31, 2024, the Company entered into a supplemental agreement with the Sellers to waive the term on the compensation on committed financial performance. As of March 31, 2024, the Company remeasured the FV of the contingent assets of $647,040 based on the evaluation results from an independent third-party valuation specialist, and recognized a fair value change of $310,667 for the six months ended March 31, 2024.